SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Prepayment to vendors		$ 3,652,366	$ 7,079,049
Advances to employees	[1]	69,182	26,903
Others	[2]	706,854	583,471
Prepaid expenses and other current assets		$ 4,428,402	$ 7,689,423

[1]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
[2]	The balance primarily represented a deductible VAT input tax of $479,339 and $233,589 as of June 30, 2025 and December 31, 2024, respectively.